SIGNIFICANT ACCOUNTING POLICIES - Joint Arrangements and Entities Other Than 100% Owned Barrick Subsidiaries (Details) - USD ($) $ in Millions				12 Months Ended
	Jun. 30, 2017	Jun. 09, 2017	Mar. 28, 2017	Dec. 31, 2017
Joint ventures
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Contractual obligation				$ 301
GNX
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture				50.00%
Jabal Sayid
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture				50.00%
Kabanga Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture				50.00%
Zaldívar
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint venture				50.00%
Norte Abierto Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation				50.00%
Donlin Gold Project
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation				50.00%
Kalgoorlie Mine
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation				50.00%
Porgera Mine
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation				47.50%
Turquoise Ridge Mine
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation				75.00%
Veladero
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in joint operation				50.00%
Proportion of ownership interest sold	50.00%
Cerro Casale
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in subsidiary		50.00%
Economic interest in joint operation		50.00%		50.00%
Proportion of ownership interest sold		25.00%	25.00%	25.00%
Acacia Mining PLC
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in subsidiary				63.90%
Proportion of ownership interests held by non-controlling interests				36.10%
Pueblo Viejo
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in subsidiary				60.00%
Proportion of ownership interests held by non-controlling interests				40.00%
South Arturo
Disclosure of Joint Arrangements and Subsidiaries [Line Items]
Economic interest in subsidiary				60.00%
Proportion of ownership interests held by non-controlling interests				40.00%